GS Mortgage Securities Corp ABS-15G

Exhibit 99.6 - Schedule 7

Rating Agency Exceptions Report: 4/15/21

Loan Information											Exception Information							Initial Overall Grades		Final Overall Grades		Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Orig Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	KBRA	S&P	KBRA	S&P	Grade
XXXXXXXX	XXXXXXXX	XXXXXXXX	Purchase	Owner Occupied	Single Family Detached	XXX		XXX	XXX	XXXXXXXX	XXX	Credit	Income	According to the underwriting guidelines, in order to qualify for the business bank statement program, a borrower has to own at least 50% of the business. In this case, the borrower only owns 25% of the business and therefore does not qualify.	Seller provided an exception dated XX/XX/XXXX allowing the income documentation.	Credit Score - The borrowers Fico of XXX is XXX points greater than the minimum required Fico of 720. , Credit History - Borrower has a clean credit history with no late payments reported in the past 26 years.	Client Accepted	C	C	B	B	2
XXXXXXXX	XXXXXXXX	XXXXXXXX	Rate Term Refi	Owner Occupied	Single Family Detached	XXX		XXX	XXX	XXXXXXXX	XXX	Compliance	Closing Disclosure	This loan failed the initial closing disclosure delivery date test as proof of receipt for the initial CD dated 02/10/2020 is missing from the loan file.	Seller provided document to clear condition on 07/10/2020		Cleared Exception	C	C	B	B	1
XXXXXXXX	XXXXXXXX	XXXXXXXX	Rate Term Refi	Owner Occupied	Single Family Detached	XXX		XXX	XXX	XXXXXXXX	XXX	Compliance	Other	According to the underwriting guidelines, all loans must include a completed ATR Borrower Confirmation form. In this case, the document is missing from the file.	This loan was reviewed to the XXXXX guidelines which requires a ATR confirmation form. 07/14/2020: Seller provided document to clear condition.		Cleared Exception	C	C	B	B	1
XXXXXXXX	XXXXXXXX	XXXXXXXX	Rate Term Refi	Owner Occupied	Single Family Detached	XXX		XXX	XXX	XXXXXXXX	XXX	Credit	Asset Verification	According to the underwriting guidelines, 6 months PITI in reserves are required for the Prime Ascent program. In this case, the file only included 1 month of reserves.	Seller waived the reserve requirement per the 1008 in file.	Credit Score - The borrowers Fico of XXX is XXX points greater than the minimum required Fico of 680.	Cleared Waiver	C	C	B	B	2
XXXXXXXX	XXXXXXXX	XXXXXXXX	Purchase	Owner Occupied	PUD	XXX		XXX	XXX	XXXXXXXX	XXX	Credit	Income	According to the underwriting guidelines, 24 months bank statements is required. The borrower only provided 17 months of business bank statements. There is an exception in the loan to approve this.	Seller provided an exception allowing the missing bank statements.	Credit Score - Minimum Fico is 720. The borrowers have Ficos of XXX and XXX. , Months Of Reserves - 6 months of reserves required; 9 months of reserves verified.	Client Accepted	A	A	B	B	2
XXXXXXXX	XXXXXXXX	XXXXXXXX	Purchase	Owner Occupied	PUD	XXX		XXX	XXX	XXXXXXXX	XXX	Credit	VOM	According to the underwriting guidelines, a 12 month housing payment history is required. The loan file is missing the verification of rent for XXXXXX.	2/28/2020: VOM provided to cure.		Cleared Exception	A	A	B	B	1
XXXXXXXX	XXXXXXXX	XXXXXXXX	Purchase	Owner Occupied	Single Family Detached	XXX		XXX	XXX	XXXXXXXX	XXX	Credit	Program Eligibilty	The lender's Business Bank Statement Worksheet is missing from the loan file.	Seller provided document to clear condition on 07/10/2020.		Cleared Exception	C	C	A	A	1
XXXXXXXX	XXXXXXXX	XXXXXXXX	Purchase	Owner Occupied	Single Family Detached	XXX		XXX	XXX	XXXXXXXX	XXX	Compliance	Other	According to the underwriting guidelines, all loans must include a completed ATR Borrower Confirmation form. In this case, the document is missing from the file.	Seller provided document to clear condition on 07/10/2020.		Cleared Exception	C	C	A	A	1
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XXXXXXXX	XXXXXXXX	XXXXXXXX	Purchase	Owner Occupied	Single Family Detached	XXX		XXX	XXX	XXXXXXXX								A	A	A	A
XXXXXXXX	XXXXXXXX	XXXXXXXX	Purchase	Owner Occupied	Single Family Detached	XXX		XXX	XXX	XXXXXXXX								A	A	A	A
XXXXXXXX	XXXXXXXX	XXXXXXXX	Purchase	Owner Occupied	Single Family Detached	XXX		XXX	XXX	XXXXXXXX								A	A	A	A
XXXXXXXX	XXXXXXXX	XXXXXXXX	Purchase	Non-Owner Occupied	Single Family Detached	XXX		XXX	XXX	XXXXXXXX								A	A	A	A
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